Carillon ClariVest Capital Appreciation Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	8,578	$2,819,503
General Electric Co.	18,301	3,451,202
		6,270,705

Automobiles - 1.6%
Tesla, Inc. (a)	29,052	7,600,875

Biotechnology - 2.1%
AbbVie, Inc.	40,033	7,905,717
Vertex Pharmaceuticals, Inc. (a)	4,413	2,052,398
		9,958,115

Broadline Retail - 5.3%
Amazon.com, Inc. (a)	131,823	24,562,580

Building Products - 1.3%
Lennox International, Inc.	6,005	3,628,761
Owens Corning	12,486	2,204,029
		5,832,790

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	10,104	1,796,491
BlackRock, Inc.	3,527	3,348,922
Robinhood Markets, Inc. - Class A (a)	116,601	2,730,795
The Goldman Sachs Group, Inc.	9,532	4,719,389
		12,595,597

Communications Equipment - 1.2%
Arista Networks, Inc. (a)	13,916	5,341,239

Consumer Staples Distribution & Retail - 3.1%
Costco Wholesale Corp.	7,149	6,337,732
The Kroger Co.	60,431	3,462,696
Wal-Mart, Inc.	56,103	4,530,317
		14,330,745

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	115,238	2,535,236

Electronic Equipment, Instruments & Components - 0.4%
TD SYNNEX Corp.	15,632	1,877,091

Entertainment - 1.3%
Netflix, Inc. (a)	8,388	5,949,357

Financial Services - 4.7%
Block, Inc. (a)	33,837	2,271,478
Fiserv, Inc. (a)	22,971	4,126,740
MasterCard, Inc. - Class A	13,897	6,862,339
Visa, Inc. - Class A	30,492	8,383,775
		21,644,332

Health Care Equipment & Supplies - 0.6%
Stryker Corp.	7,912	2,858,289

Health Care Providers & Services - 4.3%
McKesson Corp.	4,118	2,036,022
Tenet Healthcare Corp. (a)	41,250	6,855,750
The Cigna Group	13,468	4,665,854
Universal Health Services, Inc. - Class B	28,810	6,597,778
		20,155,404

Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc.	1,077	4,536,453

Household Durables - 0.4%
PulteGroup, Inc.	14,303	2,052,910

Insurance - 0.5%
The Progressive Corp.	10,008	2,539,630

Interactive Media & Services - 11.6%
Alphabet, Inc. - Class A	85,766	14,224,291
Alphabet, Inc. - Class C	67,332	11,257,237
Meta Platforms, Inc. - Class A	47,849	27,390,682
Pinterest, Inc. - Class A (a)	34,505	1,116,927
		53,989,137

IT Services - 0.2%
Okta, Inc. (a)	12,201	907,022

Machinery - 1.8%
Allison Transmission Holdings, Inc.	29,262	2,811,200
Flowserve Corp.	23,162	1,197,244
Gates Industrial Corp. PLC (a)	73,203	1,284,713
Oshkosh Corp.	14,488	1,451,842
Westinghouse Air Brake Technologies Corp.	7,721	1,403,446
		8,148,445

Pharmaceuticals - 2.9%
Eli Lilly & Co.	15,435	13,674,484

Professional Services - 0.7%
Leidos Holdings, Inc.	21,160	3,449,080

Residential REITs - 0.2%
Camden Property Trust	9,116	1,126,099

Semiconductors & Semiconductor Equipment - 16.8%
Applied Materials, Inc.	22,781	4,602,901
Broadcom, Inc.	54,359	9,376,928
KLA Corp.	5,307	4,109,794
Lam Research Corp.	3,050	2,489,044
Micron Technology, Inc.	17,956	1,862,217
NVIDIA Corp.	426,260	51,765,014
QUALCOMM, Inc.	23,448	3,987,332
		78,193,230

Software - 18.9%
Adobe, Inc. (a)	12,305	6,371,283
AppLovin Corp. - Class A (a)	38,222	4,989,882
Cadence Design Systems, Inc. (a)	11,764	3,188,397
DocuSign, Inc. (a)	25,068	1,556,472
Fair Isaac Corp. (a)	1,334	2,592,656
Informatica, Inc. - Class A (a)	52,139	1,318,074
Intuit, Inc.	3,794	2,356,074
Microsoft Corp.	119,908	51,596,412
Nutanix, Inc. - Class A (a)	41,558	2,462,311
Palantir Technologies, Inc. - Class A (a)	67,198	2,499,766
Pegasystems, Inc.	19,826	1,449,082
Salesforce, Inc.	26,774	7,328,312
		87,708,721

Specialty Retail - 0.7%
The TJX Cos., Inc.	25,915	3,046,049

Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	223,578	52,093,674
Dell Technologies, Inc. - Class C	16,490	1,954,725
Hewlett Packard Enterprise Co.	157,263	3,217,601
HP, Inc.	55,936	2,006,424
		59,272,424

Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	13,535	1,364,734
Skechers U.S.A., Inc. - Class A (a)	27,787	1,859,506
		3,224,240
TOTAL COMMON STOCKS (Cost $173,602,625)		463,380,279

TOTAL INVESTMENTS - 99.7% (Cost $173,602,625)		463,380,279
Other Assets in Excess of Liabilities - 0.3%		1,513,718
TOTAL NET ASSETS - 100.0%		$464,893,997

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon ClariVest Capital Appreciation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$463,380,279	$–	$–	$463,380,279
Total Investments	$463,380,279	$–	$–	$463,380,279

Refer to the Schedule of Investments for further disaggregation of investment categories.